Condensed Consolidated Statements Of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Payment of stock issuance costs		$ 2,296
Preferred Stock
Payment of stock issuance costs	$ 3,387
Preferred Stock | Support Com [Member]
Payment of stock issuance costs		$ 2,296